Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Mar. 31, 2017
Registrant Name	AQUILA MUNICIPAL TRUST
Central Index Key	0000784056
Amendment Flag	false
Document Creation Date	Sep. 01, 2017
Document Effective Date	Sep. 01, 2017
Prospectus Date	Sep. 01, 2017